JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Market expansion

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES - 97.6%
Alternative Assets - 4.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	6,851	97,420
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	6,915	79,797
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	4,119	41,436

Total Alternative Assets		218,653

Fixed Income - 61.7%
JPMorgan Core Bond Fund Class R6 Shares (a)	109,435	1,301,185
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	62,492	528,681
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	5,860	45,881
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	848	7,568
JPMorgan Government Bond Fund Class R6 Shares (a)	4,231	46,071
JPMorgan High Yield Fund Class R6 Shares (a)	17,563	126,277
JPMorgan Income Fund Class R6 Shares (a)	27,598	261,905
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	6,848	73,483
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	37,900	385,441
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	8,392	82,489

Total Fixed Income		2,858,981

International Equity - 8.8%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,964	84,492
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,855	61,781
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	1,160	33,994
JPMorgan International Equity Fund Class R6 Shares (a)	1,703	34,560
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	9,738	191,347

Total International Equity		406,174

U.S. Equity - 22.4%
JPMorgan Equity Income Fund Class R6 Shares (a)	5,127	110,275
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	2,022	126,762
JPMorgan Large Cap Value Fund Class R6 Shares (a)	3,075	59,972
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	6,286	77,817
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	931	49,832
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	273	20,277
JPMorgan Small Cap Value Fund Class R6 Shares (a)	1,251	41,292
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,709	215,470
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	1,644	110,155
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	3,305	112,072
JPMorgan Value Advantage Fund Class R6 Shares (a)	2,812	114,018

Total U.S. Equity		1,037,942

TOTAL INVESTMENT COMPANIES (Cost $3,850,090)		4,521,750

SHORT-TERM INVESTMENTS - 2.5%
INVESTMENT COMPANIES - 2.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(a)(b) (Cost $115,884)	115,884	115,884

Total Investments - 100.1% (Cost $3,965,974)		4,637,634
Liabilities in Excess of Other Assets - (0.1)%		(5,408)

Net Assets - 100.0%		4,632,226

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Investor Conservative Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$4,637,634	$–	$–	$4,637,634

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

	For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Core Bond Fund Class R6 Shares (a)	$1,109,768	$243,425	$—	$—	$(52,008)	$1,301,185	109,435	$21,135	$20,057
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	444,346	101,203	—	—	(16,868)	528,681	62,492	9,998	8,265
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	33,346	11,855	—	—	680	45,881	5,860	1,150	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	62,166	159	—	—	22,167	84,492	1,964	159	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	44,908	882	—	—	15,991	61,781	2,855	882	—
JPMorgan Equity Income Fund Class R6 Shares (a)	75,542	10,168	—	—	24,565	110,275	5,127	1,478	—
JPMorgan Europe Dynamic Fund Class R6 Shares (a)	23,298	3,149	—	—	7,547	33,994	1,160	449	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	68,718	755	64,110	(5,988)	8,193	7,568	848	755	—
JPMorgan Government Bond Fund Class R6 Shares (a)	36,072	11,877	—	—	(1,878)	46,071	4,231	513	63
JPMorgan High Yield Fund Class R6 Shares (a)	93,590	23,490	—	—	9,197	126,277	17,563	4,106	—
JPMorgan Income Fund Class R6 Shares (a)	198,144	53,053	—	—	10,708	261,905	27,598	7,960	286
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	58,859	12,732	—	—	1,892	73,483	6,848	1,033	—
JPMorgan International Equity Fund Class R6 Shares (a)	25,534	2,638	—	—	6,388	34,560	1,703	438	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	140,275	22,584	4,474	201	32,761	191,347	9,738	3,621	—
JPMorgan Large Cap Growth Fund Class R6 Shares (a)	103,858	15,254	16,800	3,666	20,784	126,762	2,022	154	6,086
JPMorgan Large Cap Value Fund Class R6 Shares (a)	36,535	2,596	—	—	20,841	59,972	3,075	382	—
JPMorgan Limited Duration Bond Fund Class R6 Shares (a)	298,450	86,587	—	—	404	385,441	37,900	3,525	—
JPMorgan Market Expansion Enhanced Index Fund Class R6 Shares (a)	49,189	11,843	7,869	562	24,092	77,817	6,286	827	2,326
JPMorgan Mid Cap Growth Fund Class R6 Shares (a)	33,158	9,252	—	—	7,422	49,832	931	67	4,585
JPMorgan Realty Income Fund Class R6 Shares (a)	—	87,340	—	—	10,080	97,420	6,851	671	2,480
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	—	82,622	—	—	(133)	82,489	8,392	118	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	10,732	5,028	—	—	4,517	20,277	273	71	330
JPMorgan Small Cap Value Fund Class R6 Shares (a)	23,208	1,922	—	—	16,162	41,292	1,251	221	—
JPMorgan Strategic Income Opportunities Fund Class R6 Shares (a)	59,857	18,963	—	—	977	79,797	6,915	563	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	163,061	16,969	3,667	255	38,852	215,470	10,709	1,459	11,319
JPMorgan U.S. GARP Equity Fund Class R6 Shares (a)	86,700	18,713	9,697	1,620	12,819	110,155	1,644	1,340	8,546
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a)(b)	81,542	343,193	308,851	—	—	115,884	115,884	39	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	75,682	14,743	—	—	21,647	112,072	3,305	1,073	2,593
JPMorgan Unconstrained Debt Fund Class R6 Shares (a)	31,189	9,485	—	—	762	41,436	4,119	1,024	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	69,196	21,512	6,596	(178)	30,084	114,018	2,812	1,921	1,493

Total	$3,536,923	$1,243,992	$422,064	$138	$278,645	$4,637,634		$67,132	$68,429

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.